INCOME TAXES (Summary of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
INCOME TAXES [Abstract]
Opening balance	$ 93	$ 103
Additions for prior years' tax position		$ 10
Additions related to the current year	$ 113
Reduction of prior years' tax position due to lapse of statute of limitation	(15)	$ (20)
Closing balance	191	93
Included in accrued expenses and other current liabilities	40	39
Included in other long term liabilities	$ 151	$ 54